TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES
26. TRADE PAYABLES
Trade payables of €841,256 thousand at December 31, 2025 (€945,657 thousands at December 31, 2024) are entirely due within one year. The carrying amount of trade payables is considered to be equivalent to their fair value.